Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 9 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2010 and 2009, respectively:

	2010	2009
Other payables	$151,182	$295,054
Salary payable	669,710	397,483
Franchising subsidy	121,914	--
Accrued expenses	122,615	87,822

Total	$1,065,421	$780,359

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors and vendors other than for material purchase. Franchising subsidy represented accrued amount the Company shall pay to its franchisees to support them for the franchise stores decoration.